Group Income Statements - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit or loss [abstract]
Revenue	$ 1,584.0	$ 1,416.0	$ 1,264.0
Cost of sales	(1,800.0)	(1,448.0)	(1,088.0)
Production costs	(1,167.0)	(1,089.0)	(914.0)
Amortisation and depreciation	(200.0)	(185.3)	(149.0)
(Impairment)/reversal of impairment of assets	(386.0)	(131.0)	3.0
Other items	(47.0)	(43.0)	(28.0)
Gross profit/(loss)	(216.0)	(32.0)	176.0
Corporate, administration and other expenditure	(63.0)	(38.0)	(28.0)
Exploration expenditure	(11.0)	(18.0)	(13.0)
Gains on derivatives	8.0	75.0	30.0
Other operating expenses	(53.0)	(68.0)	(54.0)
Operating profit/(loss)	(335.0)	(81.0)	111.0
Gain on bargain purchase	0.0	60.0	0.0
Loss on liquidation of subsidiaries	0.0	(1.0)	0.0
Share of profit/(loss) from associate	3.0	(1.0)	0.0
Acquisition-related costs	(8.0)	0.0	0.0
Investment income	27.0	20.0	17.0
Finance costs	(26.0)	(17.0)	(19.0)
Profit/(loss) before taxation	(339.0)	(20.0)	109.0
Taxation	18.0	37.0	(43.0)
Net profit/(loss) for the year	(321.0)	17.0	66.0
Attributable to:
Owners of the parent	$ (321.0)	$ 17.0	$ 66.0
Earnings/(loss) per ordinary share (cents)
Total earnings/(loss) (in dollars per share)	$ (0.72)	$ 0.04	$ 0.15
Diluted earnings/(loss) per ordinary share (cents)
Total diluted earnings/(loss) (in dollars per share)	$ (0.72)	$ 0.04	$ 0.15